EMPLOYEE BENEFITS EXPENSE	12 Months Ended
Dec. 31, 2019
EMPLOYEE BENEFITS EXPENSE
EMPLOYEE BENEFITS EXPENSE

21.    EMPLOYEE BENEFITS EXPENSE

	For the years ended December 31,
	2019	2018	2017
Salaries and wages	$9,583,936	$8,477,335	$9,244,473
Pension plan and employment insurance	458,276	418,303	509,966
Contribution to defined contribution pension plan	182,449	170,358	194,123
Health benefits	651,269	476,217	613,918
Cash-based employee expenses	10,875,930	9,542,213	10,562,480
Employee termination expenses	26,050	761,354	—
Share-based payments	3,189,808	3,292,877	2,484,543
Total employee expenses	$14,091,788	$13,596,444	$13,047,023